111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                              April 1, 2016

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Global Bond Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 116 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 28, 2016.

Please call the undersigned at (617) 954-5843 or Andrew Liakos at (617) 954-5924 with any questions you may have.

                                              Very truly yours,

                                              BRIAN E. LANGENFELD
                                              Brian E. Langenfeld
                                              Vice President & Senior Counsel

BEL/bjn

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